Revenue and Contracts with Customers (Details) - Schedule of summarizes deferred contract cost activity - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2022
Schedule of Summarizes Deferred Contract Cost Activity [Abstract]
Deferred contract costs beginning balance		$ 36,465	$ 142,930
Deferred contract costs additions		2,820	124,690
Deferred contract amortized costs	[1]		231,155
Deferred contract costs ending balance		$ 15,271	$ 36,465

[1]	Includes contract costs amortized to Sales and marketing expense during the period.